Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes in share capital

	Number
	of shares	Amount
Balance at January 1, 2024	192,175,042	$5,728.2
Exercise of stock options	71,864	3.6
Vesting of restricted share units	18,340	2.7
Dividend reinvestment plan	287,449	34.6
Balance at December 31, 2024	192,552,695	$5,769.1

Balance at January 1, 2025	192,552,695	$5,769.1
Exercise of stock options	110,917	9.9
Vesting of restricted share units	33,274	5.7
Dividend reinvestment plan	101,806	18.7
Balance at December 31, 2025	192,798,692	$5,803.4

Schedule of dividends paid

	2025	2024
Cash dividends	$275.1	$242.4
DRIP dividends	18.7	34.6
	$293.8	$277.0

Schedule of options to purchase common shares that have been granted

		Weighted
		average exercise
	Number	price
Stock options outstanding, at January 1, 2024	669,201	C$	111.76
Granted	45,396	C$	167.57
Exercised	(71,864)	C$	52.67
Forfeited	(10,353)	C$	180.58
Stock options outstanding, at December 31, 2024	632,380	C$	121.36

Stock options outstanding, at January 1, 2025	632,380	C$	121.36
Granted	16,345	C$	225.87
Exercised	(110,917)	C$	97.44
Forfeited	(2,000)	C$	168.43
Stock options outstanding, at December 31, 2025	535,808	C$	129.32

Exercisable stock options, at December 31, 2024	524,919	C$	110.82
Exercisable stock options, at December 31, 2025	446,565	C$	118.70

Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

	2025	2024
Risk-free interest rate	2.71%	3.08%
Expected dividend yield	0.94%	1.20%
Expected price volatility of the Company’s common shares	26.1%	26.4%
Expected life of the option	4 years	4 years
Forfeiture rate	0%	0%

Schedule of options to purchase common shares outstanding, exercise prices and weighted average lives to maturity

			Weighted
Exercise	Options	Options	average life
price	outstanding	exercisable	(years)
C$75.45 to C$82.11	104,775	104,775	0.86
C$82.12 to C$97.34	91,772	91,772	2.71
C$97.35 to C$141.97	119,022	119,022	3.07
C$141.98 to C$171.04	102,201	51,347	6.40
C$171.05 to C$231.18	118,038	79,649	5.39
	535,808	446,565	3.28

Schedule of number of shares outstanding

	For the year ended December 31,
	Performance-	Time-based
	based RSUs	RSUs	Total RSUs
Balance at January 1, 2024	71,051	31,053	102,104
Granted	29,694	20,744	50,438
Settled	(2,639)	(15,701)	(18,340)
Forfeited	(22,086)	(757)	(22,843)
Balance at December 31, 2024	76,020	35,339	111,359

Balance at January 1, 2025	76,020	35,339	111,359
Granted	21,731	15,082	36,813
Settled	(16,368)	(16,906)	(33,274)
Forfeited	(7,641)	—	(7,641)
Balance at December 31, 2025	73,742	33,515	107,257

Schedule of share purchase warrants

	At December 31,	At December 31,
	2025	2024
Common shares outstanding	192,798,692	192,552,695
Stock options(1)	535,808	632,380
Restricted Share Units(2)	107,257	111,359
	193,441,757	193,296,434
1	There were 535,808 stock options under our share compensation plan outstanding to directors, officers, employees and others with exercise prices ranging from C$75.45 to C$231.18 per share. The above table assumes all stock options are exercisable.
2	There were 33,515 time-based RSUs and 73,742 performance-based RSUs. Vesting of the performance-based RSUs are subject to the achievement of certain performance criteria and a performance multiplier which will range from 0% to 200% of the number granted. The above table assumes a performance multiplier of 100% of performance-based RSUs granted.

DSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of shares outstanding

	2025	2024
Balance at beginning of year	94,836	119,429
Granted	1,540	13,975
Settled	-	(38,568)
Balance at end of year	96,376	94,836